13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year 2018	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 26.2	$ 26.3	$ 24.5	$ 29.7	$ 17.0	$ 13.1	$ 13.0	$ 22.9	$ 172.7
Insurance Income	4.4	6.0	7.6	4.2	3.2	2.5	3.0	6.2	37.1
Other	.1	1.0	1.1	1.0	.6	.4	.5	1.0	5.7
	30.7	33.3	33.2	34.9	20.8	16.0	16.5	30.1	215.5

Expenses:
Interest Cost	1.9	2.2	2.1	2.5	1.3	1.1	1.0	1.9	14.0
Provision for Loan Losses	5.4	4.9	5.4	7.1	3.8	3.8	3.1	5.1	38.6
Depreciation	.5	.5	.3	.5	.3	.3	.3	.5	3.2
Other	12.6	12.2	12.0	13.2	9.5	8.2	8.8	12.0	88.5
	20.4	19.8	19.8	23.3	14.9	13.4	13.2	19.5	144.3

Division Profit	$ 10.3	$ 13.5	$ 13.4	$ 11.6	$ 5.9	$ 2.6	$ 3.3	$ 10.6	$ 71.2

Division Assets:
Net Receivables	$ 85.0	$ 95.3	$ 88.2	$ 105.4	$ 55.0	$ 53.8	$ 44.4	$ 82.9	$ 610.0
Cash	.3	.4	.4	.4	.3	.2	.3	.3	2.6
Net Fixed Assets	1.0	1.1	.7	1.4	.9	1.0	.7	1.1	7.9
Other Assets	-	-	.1	.2	.1	-	.1	.1	.6
Total Division Assets	$ 86.3	$ 96.8	$ 89.4	$ 107.4	$ 56.3	$ 55.0	$ 45.5	$ 84.4	$ 621.1

RECONCILIATION:	2018
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 215.5
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.2
Timing difference of insurance income allocation to divisions	7.2
Other revenues not allocated to divisions	.1
Consolidated Revenues	$ 230.1

Net Income:
Total profit or loss for reportable divisions	$ 71.2
Corporate earnings not allocated	14.5
Corporate expenses not allocated	(65.2)
Income taxes not allocated	(3.2)
Consolidated Net Income	$ 17.3

Assets:
Total assets for reportable divisions	$ 621.1
Loans held at corporate level	2.4
Unearned insurance at corporate level	(27.3)
Allowance for loan losses at corporate level	(43.0)
Cash and cash equivalents held at corporate level	11.4
Investment securities at corporate level	213.0
Equity method investment at corporate level	-
Fixed assets at corporate level	7.5
Other assets at corporate level	11.3
Consolidated Assets	$ 796.4

              Below is a performance recap of each of the Company's divisions for the year ended December 31, 2017 followed by a reconciliation to consolidated Company data.

Year 2017	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 21.3	$ 24.4	$ 23.0	$ 27.3	$ 14.7	$ 9.5	$ 10.8	$ 20.3	$ 151.3
Insurance Income	3.5	7.1	7.9	4.0	2.9	2.0	2.6	6.5	36.5
Other	.1	.7	.7	.8	.5	.3	.5	.8	4.4
	24.9	32.2	31.6	32.1	18.1	11.8	13.9	27.6	192.2

Expenses:
Interest Cost	1.6	2.2	2.1	2.3	1.2	.8	.9	1.7	12.8
Provision for Loan Losses	4.9	5.7	5.4	7.0	3.2	3.3	2.9	6.0	38.4
Depreciation	.4	.5	.3	.4	.3	.3	.3	.5	3.0
Other	11.8	12.0	11.4	12.7	8.9	6.9	8.1	11.9	83.7
	18.7	20.4	19.2	22.4	13.6	11.3	12.2	20.1	137.9

Division Profit	$ 6.2	$ 11.8	$ 12.4	$ 9.7	$ 4.5	$ .5	$ 1.7	$ 7.5	$ 54.3

Division Assets:
Net Receivables	$ 64.9	$ 82.4	$ 77.7	$ 92.8	$ 47.7	$ 36.8	$ 35.9	$ 68.5	$ 506.7
Cash	.4	.5	.6	.5	.4	.2	.3	.4	3.3
Net Fixed Assets	1.1	1.5	.9	1.3	.8	1.0	.8	1.4	8.8
Other Assets	-	-	-	.4	.2	-	-	-	.6
Total Division Assets	$ 66.4	$ 84.4	$ 79.2	$ 95.0	$ 49.1	$ 38.0	$ 37.0	$ 70.3	$ 519.4

RECONCILIATION:	2017
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 192.2
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	6.6
Timing difference of insurance income allocation to divisions	5.8
Other revenues not allocated to divisions	1.0
Consolidated Revenues	$ 205.7

Net Income:
Total profit or loss for reportable divisions	$ 54.3
Corporate earnings not allocated	13.5
Corporate expenses not allocated	(50.3)
Income taxes not allocated	(2.6)
Consolidated Net Income	$ 14.9

Assets:
Total assets for reportable divisions	$ 519.4
Loans held at corporate level	2.0
Unearned insurance at corporate level	(20.5)
Allowance for loan losses at corporate level	(42.5)
Cash and cash equivalents held at corporate level	31.9
Investment securities at corporate level	209.6
Equity method investment at corporate level	-
Fixed assets at corporate level	6.7
Other assets at corporate level	11.6
Consolidated Assets	$ 718.2

              Below is a performance recap of each of the Company's divisions for the year ended December 31, 2016 followed by a reconciliation to consolidated Company data.

Year 2016	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 22.8	$ 25.5	$ 22.7	$ 27.1	$ 15.3	$ 7.1	$ 11.7	$ 20.4	$ 152.6
Insurance Income	3.9	8.3	8.7	4.6	3.1	1.6	3.0	7.0	40.2
Other	.1	.8	.6	.7	.4	.2	.5	.6	3.9
	26.8	34.6	32.0	32.4	18.8	8.9	15.2	28.1	196.7

Expenses:
Interest Cost	1.7	2.3	2.1	2.4	1.2	.7	1.0	1.8	13.2
Provision for Loan Losses	7.8	8.7	8.6	7.5	4.3	2.4	4.6	8.6	52.6
Depreciation	.5	.4	.3	.4	.3	.2	.3	.4	2.7
Other	11.6	11.5	10.5	11.0	8.1	4.9	7.8	10.1	75.5
	21.6	22.9	21.5	21.3	13.9	8.2	13.7	21.0	144.0

Division Profit	$ 5.2	$ 11.7	$ 10.5	$ 11.1	$ 4.9	$ .7	$ 1.5	$ 7.1	$ 52.7

Division Assets:
Net Receivables	$ 55.0	$ 77.2	$ 74.3	$ 83.2	$ 41.0	$ 25.1	$ 31.3	$ 61.4	$ 448.5
Cash	.4	.5	.7	.5	.4	.2	.3	.6	3.6
Net Fixed Assets	.8	1.0	.7	1.0	.7	.5	.7	1.2	6.6
Other Assets	-	-	-	.5	.1	-	-	-	.6
Total Division Assets	$ 56.2	$ 78.7	$ 75.7	$ 85.2	$ 42.2	$ 25.8	$ 32.3	$ 63.2	$ 459.3

RECONCILIATION:	2016
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 196.7
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	5.5
Timing difference of insurance income allocation to divisions	7.4
Other revenues not allocated to divisions	1.4
Consolidated Revenues	$ 211.1

Net Income:
Total profit or loss for reportable divisions	$ 52.7
Corporate earnings not allocated	14.4
Corporate expenses not allocated	(60.8)
Income taxes not allocated	(5.3)
Consolidated Net Income	$ 1.0

Assets:
Total assets for reportable divisions	$ 459.3
Loans held at corporate level	2.3
Unearned insurance at corporate level	(19.2)
Allowance for loan losses at corporate level	(48.5)
Cash and cash equivalents held at corporate level	57.5
Investment securities at corporate level	179.2
Equity method investment at corporate level	26.2
Fixed assets at corporate level	7.4
Other assets at corporate level	9.7
Consolidated Assets	$ 673.9